UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 21.0%
Hotels Restaurants & Leisure 10.2%
Buffalo Wild Wings, Inc.*	177,800	9,458,960
Chipotle Mexican Grill, Inc. "A"* (a)	214,600	12,232,200
McCormick & Schmick's Seafood Restaurants, Inc.*	335,900	8,075,036
Orient-Express Hotels Ltd. "A"	283,400	13,410,488

Texas Roadhouse, Inc. "A"*	584,400	7,749,144

		50,925,828
Leisure Equipment & Products 0.5%
MarineMax, Inc.* (a)	94,300	2,445,199
Media 0.3%
RRSat Global Communications Network Ltd.*	134,700	1,748,406
Specialty Retail 7.6%
bebe stores, inc.	522,500	10,340,275
Guess?, Inc.*	433,900	27,522,277

		37,862,552
Textiles, Apparel & Luxury Goods 2.4%
Under Armour, Inc. "A"* (a)	241,200	12,168,540
Consumer Staples 2.7%
Personal Products
Herbalife Ltd.*	343,800	13,807,008
Energy 11.4%
Energy Equipment & Services 4.3%
Atwood Oceanics, Inc.*	224,800	11,008,456
Complete Production Services, Inc.*	223,900	4,746,680
Hornbeck Offshore Services, Inc.*	169,000	6,033,300

		21,788,436
Oil, Gas & Consumable Fuels 7.1%
Carrizo Oil & Gas, Inc.* (a)	476,600	13,830,932
EXCO Resources, Inc.*	428,100	7,239,171
Parallel Petroleum Corp.*	279,200	4,905,544
US BioEnergy Corp.* (a)	185,200	3,148,400
Western Refining, Inc.	247,500	6,301,350

		35,425,397
Financials 7.5%
Capital Markets 1.8%
Kohlberg Capital Corp.*	200,700	3,472,110
Thomas Weisel Partners Group, Inc.* (a)	255,200	5,384,720

		8,856,830
Commercial Banks 4.0%
PrivateBancorp, Inc. (a)	211,900	8,821,397
Signature Bank*	368,500	11,416,130

		20,237,527
Diversified Financial Services 1.2%
Portfolio Recovery Associates, Inc.* (a)	124,330	5,804,968
Real Estate Investment Trusts 0.5%
DCT Industrial Trust, Inc. (REIT)	210,300	2,481,540
Health Care 22.9%
Health Care Equipment & Supplies 5.8%
Hologic, Inc.*	243,600	11,517,408
Orthofix International NV*	89,164	4,458,200
Viasys Healthcare, Inc.*	278,700	7,753,434
West Pharmaceutical Services, Inc.	106,100	5,435,503

		29,164,545
Health Care Providers & Services 13.1%
Amedisys, Inc.*	221,932	7,294,916
AMERIGROUP Corp.*	324,400	11,642,716

Centene Corp.* (a)	699,200	17,179,344
inVentiv Health, Inc.*	320,100	11,315,535
Nighthawk Radiology Holdings, Inc.* (a)	297,900	7,596,450
Providence Service Corp.* (a)	409,700	10,295,761

		65,324,722
Health Care Technology 3.6%
Allscripts Healthcare Solutions, Inc.* (a)	328,600	8,868,914
Eclipsys Corp.*	449,300	9,237,608

		18,106,522
Pharmaceuticals 0.4%
Obagi Medical Products, Inc.* (a)	178,700	1,842,397
Industrials 4.4%
Aerospace & Defense 1.2%
BE Aerospace, Inc.*	227,200	5,834,496
Electrical Equipment 2.1%
Energy Conversion Devices, Inc.* (a)	294,600	10,010,508
Solarfun Power Holdings Co., Ltd. (ADR)*	41,200	481,628

		10,492,136
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.*	223,100	5,526,187
Information Technology 25.3%
Communications Equipment 2.0%
Avocent Corp.*	295,500	10,002,675
Computers & Peripherals 2.3%
Rackable Systems, Inc.* (a)	375,100	11,616,847
Electronic Equipment & Instruments 2.0%
Itron, Inc.* (a)	193,600	10,036,224
Internet Software & Services 7.6%
Digital River, Inc.* (a)	393,400	21,947,786
j2 Global Communications, Inc.* (a)	484,600	13,205,350
Perficient, Inc.*	167,400	2,747,034

		37,900,170
IT Services 2.9%
Euronet Worldwide, Inc.* (a)	491,800	14,601,542
Semiconductors & Semiconductor Equipment 6.6%
FEI Co.*	344,200	9,076,554
FormFactor, Inc.*	386,100	14,382,225
Standard Microsystems Corp.*	174,100	4,871,318
Trident Microsystems, Inc.* (a)	264,800	4,814,064

		33,144,161
Software 1.9%
THQ, Inc.* (a)	292,350	9,507,222
Telecommunication Services 2.3%
Diversified Telecommunication Services 0.9%
Globalstar, Inc.* (a)	345,900	4,811,469
Wireless Telecommunication Services 1.4%
SBA Communications Corp. "A"*	249,600	6,864,000

Total Common Stocks (Cost $395,717,804)		488,327,546

Securities Lending Collateral 24.4%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $122,374,045)	122,374,045	122,374,045
Cash Equivalents 3.0%
Cash Management QP Trust, 5.46% (d) (Cost $14,770,290)	14,770,290	14,770,290
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 532,862,139)	124.9	625,471,881
Other Assets and Liabilities, Net	(24.9)	(124,862,669)

Net Assets	100.0	500,609,212

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $119,333,448 which is 23.8% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007